Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Computer equipment and software	$1,752	$6,562	$16,586	$41,919
Furniture and fixtures	192	1,230	1,755	3,017
Leasehold improvements	106	2,747	2,795	815
Construction in progress	298	1,031	3,740	4,955

	2,348	11,570	24,876	50,706
Less: accumulated depreciation	(650)	(2,103)	(4,181)	(11,620)

Total property and equipment, net	$1,698	$9,467	$20,695	$39,086